Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Per Share
Loss attributable to Company's owners	$ 11,753	$ 5,313	$ 8,922
The weighted average of the number of ordinary shares in issue	35,302	18,433	11,527
Basic loss per share (dollar)	$ (0.33)	$ (0.29)	$ (0.77)